EQUITY	12 Months Ended
Dec. 31, 2020
Disclosure of classes of share capital [abstract]
Disclosure of share capital, reserves and other equity interest [text block]

19) EQUITY

Share capital

As of December 31, 2020, share capital was 49 thousand U.S. dollars, equivalent to €33,979 (49 thousand U.S. dollars, equivalent to €33,979 as of December 31, 2019), divided into 15,000,000 shares (15,000,000 shares in December 31, 2019).

On January 18, 2019, the Board approved a share capital increase and issued 335,431 shares increasing outstanding shares to 75,406,357.

On July 28, 2020, an extraordinary shareholder’s meeting approved the reverse share split of 75,406,357 ordinary shares without nominal value, representing the entire share capital of the Company, into 15,000,000 ordinary shares without nominal value using a ratio of 5.027090466672970, and subsequently amending article 5 of the articles of association of the Company.

Mezzanine Partners II Offshore Lux Sarl II owns 25.36%; Chesham Investment Pte Ltd owns 21.85%, Taheebo Holdings LLC owns 14,87% of ordinary shares of Atento S.A.

Reserve for acquisition of non-controlling interest

Refers to options attributable to Atento Brasil S.A. in the acquisition of RBrasil and Interfile in the total amount of 23,531 thousand U.S. dollars as of December 31, 2018.

On May 17, 2019 and June 7, 2019, the Company acquired remaining shares of Interfile and RBrasil, respectively, and therefore the reserve for acquisition of non-controlling interest was written off.

Share premium

The share premium refers to the difference between the subscription price that the shareholders paid for the shares and their nominal value. Since this is a capital reserve, it can only be used to increase capital, offset losses, redeem, reimburse or repurchase shares.

On January 2, 2020, the Company vested the total of 1,305,065 TRSUs, issued by treasury shares, with an impact in share premium of 5,842 thousand of U.S. dollars.

Treasury shares

In 2019, Atento S.A. repurchased 4,425,499 shares (corresponding to 880,330 shares of the reserve share split) at a cost of 11,141 thousand of U.S. dollars and an average price of $2.52 ($12.66 in reverse share split basis), totalizing 5,531,657 shares in treasury (corresponding to 1,100,639 shares of the reserve share split).

As a result of the vesting of 1,305,065 TRSUs (corresponding to 259,606 shares of the reserve share split), Atento S.A. had 4,226,592 shares in treasury (corresponding to 840,763 shares of the reserve share split).

As of July 28, 2020, Atento S.A. announced a reverse share split that converted the Company’s entire share capital of 75,406,357 into 15,000,000 shares. At that time Atento S.A. had 4,771,076 shares on treasury that became 949,073.

Considering the reverse share split basis, during 2020, Atento S.A. repurchased 169,739 shares at a cost of 1,337 thousand of U.S. dollars and an average price of $7.87. As of December 31, 2020, Atento S.A. had 1,010,502 shares in treasury (1,100,369 shares as of December 31, 2019, in the reverse share split basis).

Legal reserve

According to commercial legislation in Luxembourg, Atento S.A. must transfer 5% of its year profits to legal reserve until the amount reaches 10% of share capital. The legal reserve cannot be distributed.

At December 31, 2019 and 2020, no legal reserve had been established, mainly due to the losses incurred by Atento S.A.

On February 26, 2020, the Board of Directors has proposed the allocation to legal reserve of the amount of sixty-seven with forty-seven cents Euros (EUR 67.47).

At July 28, 2020 the Annual Meeting resolves to (i) allocate the amount of EUR 67.47 to the legal reserve of the Company out of the profit of EUR 1,071,315.52 and (ii) to carry forward the remaining amount of the profit to the next financial year.

Hedge accounting effects

As discussed on Note 14, on January 1, 2019 Atento formalized at a meeting of the “Board of Directors”, which took place on December 20, 2018, its intention to renew the loan agreement between Atento Luxco 1 and Atento Brasil on its maturities per indefinite time and designate it as permanent equity, as the repayment is neither planned nor likely to occur in the foreseeable future. Therefore, changes in fair value related to the USD-BRL exchange rate is recorded in equity as part of other comprehensive income.

At the same time the, on January 1, 2019, the Cross-Currency Swap USD BRL was designated as a net investment hedge. Prior to the date of designation of the Cross-Currency Swap, this hedging instrument was electively not designated as a hedge accounting because the change in fair value was intended to partially offset changes in the USD-BRL foreign currency component of the BRL denominated intercompany debt, which were recorded in earnings. Therefore, changes in fair value related to the USD-BRL Cross-Currency Swap are recorded in equity as part of other comprehensive income.

Also, on January 1, 2020 the Company assigned the loan agreement between Atento Luxco 1 and Atento Mexico Holdco as permanent in equity, with its maturities to be renewed per indefinite time, since the repayment is neither planned nor likely to occur in the foreseeable future. Therefore, changes in fair value related to the USD-MXN exchange rate are now recorded in equity as part of other comprehensive income.

Translation differences

Translation differences reflect the differences arising on account of exchange rate fluctuations when converting the net assets of fully consolidated foreign companies from local currency into Atento Group’s presentation currency (U.S. dollars).

Stock-based compensation

a) Description of share-based payment arrangements

The 2017 Plan

On July 3, 2017, Atento granted a new share-based payment arrangement to directors, officers and other employees, for the Company and its subsidiaries:

1.Time Restricted Stock Units (“RSU”) (equity settled)

• Grant date: July 3, 2017

• Amount: 886,187 RSUs

• Vesting period: 100% of the RSUs vest on January 2, 2020

• There are no other vesting conditions

The 2018 Plan

On July 2, 2018, Atento granted a new share-based payment arrangement to directors, officers and other employees, for the Company and its subsidiaries. The share-based payment had the following arrangements:

1.Time Restricted Stock Units (“RSUs”) (equity settled)

• Grant date: July 2, 2018

• Amount: 1,065,220 RSUs

• Vesting period: 100% of the RSUs vests on January 4, 2021

• There are no other vesting conditions

As of January 4, 2019, a total of 1,161,870 TRSUs vested, which is composed of 1,109,338 RSUs of the 2016 Plan granted on July 1, 2016, 29,300 RSUs of the Board of directors plan granted on May 31, 2017 and June 3, 2017, and 23,232 RSUs of the Board of directors plan granted on April 19, 2018.

The 2019 Plan – Board and Extraordinary

On March 1, 2019, Atento granted a new share-based payment arrangement to Board directors and an Extraordinary Grant for a total in a one-time award with a one-year vesting period.

1.   Time Restricted Stock Units (“RSU”) (equity settled)

•  Grant date: March 1, 2019

•  Amount: 109,785 and 704,057 RSUs

•  Vesting period: 100% of the RSUs vests on January 2, 2020

•  There are no other vesting conditions

As of January 2, 2020, a total of 813,842 TRSUs vested.

The 5 Years Plan

On March 1, 2019, Atento granted a new share-based payment arrangement to Board directors (a total of 238,663 RSUs) in a one-time award with a five-year vesting period of 20% each year.

1.   Time Restricted Stock Units (“RSU”) (equity settled)

•  Grant date: March 1, 2019

•  Amount: 238,663 RSUs

•  Vesting period: 20% of the RSUs each year beginning on January 2, 2020 and last vested on January 4, 2024.

•  There are no other vesting conditions

The 2019 Plan

On June 3, 2019, Atento granted a new share-based payment arrangement to directors, officers and other employees, for the Company and its subsidiaries. The share-based payment had the following arrangements:

1.   Time Restricted Stock Units (“RSU”) (equity settled)

•  Grant date: June 3, 2019

•  Amount: 2,560,666 RSUs

•  Vesting period: 100% of the RSUs vests on January 3, 2022

•  There are no other vesting conditions

As of January 2, 2020, a total of 1,305,065 TRSUs vested, which is composed of 443,490 RSUs of the 2017 Plan granted on July 3, 2017, 109,785 RSUs of the Board of directors Plan granted on March 1, 2019, 704,057 RSUs of the Board and Extraordinary Plan granted on March 1, 2019 and 47,733 RSUs of the 20% of the 5 Years Plan granted on March 1, 2019.

The 2020 Plan – Board and Extraordinary

On March 2, 2020, Atento granted a new share-based payment arrangement to Board directors and an Extraordinary Grant for a total in a one-time award with a one-year vesting period.

1. Time Restricted Stock Units (“RSU”) (equity settled)

• Grant date: March 2, 2020

• Amount: 153,846 and 16,722 RSUs

• Vesting period: 100% of the RSUs vests on January 4, 2021

• There are no other vesting conditions

On August 3, 2020, Atento granted a new share-based payment arrangement to directors, officers and other employees, for the Company and its subsidiaries. The share-based payment is composed by Stock Options with the following arrangements:

1.Stock Options (“SOP”)

• Grant date: August 3, 2020

• Amount: 1,524,065 SOPs

• Vesting period: 1/3 each year (August 3, 2021, August 3, 2022 and August 3, 2023)

• Expiration date: 4.5 years since the grant date or on February 3, 2025

• There are no other vesting conditions

On August 3, 2020, Atento granted a new share-based payment arrangement to directors, officers and other employees, for the Company and its subsidiaries. This payment is composed by a Long-Term Performance Award with the following arrangements:

2.Long-Term Performance Award

• Grant date: August 3, 2020

• Amount: USD 4,305,100

• *Matching shares Amount: USD 2,152,550

• Vesting conditions: linked to the degree of achievement of the objective – 3-year average EBITDA margin (external view / as reported) on August 3, 2023 and the possibility to opt to receive part of this incentive in shares – at least 50% (*with a 3-year holding restriction condition until August 2026 to be eligible to receive the additional matching shares)

• There are no other vesting conditions

On August 3, 2020, Atento granted a new share-based payment arrangement to directors as an Extraordinary Grant for a total in a one-time award with a three-year vesting period.

1.Stock Options (“SOP”)

• Grant date: August 3, 2020

• Amount: 195,000 SOPs

• Vesting period: 100% of the SOPs vests on August 3, 2023

• There are no other vesting conditions

b) Measurement of fair value

The fair value of the RSUs, for all arrangements, has been measured using the Black-Scholes model. For all arrangements are equity settled and the fair value of RSUs is measured at grant date and not remeasured subsequently.

The inputs used in the measurement of the fair values at the grant date of the 2020 Plan – Board and Extraordinary are presented below:

The 2019 Plan – 5 Years:

	Time RSU	Comments

Variable
Stock price (USD)	3.96	Stock price of Atento S.A. in USD at grant date March 1, 2019
Strike price (USD)	0.01	For valuation purposes set to 0.01
Time (years)	5	Time to vest as per the contract

The Time RSU reflects the fact that 20% of the RSUs each year beginning on January 2, 2020 and last vested on January 2, 2024.

The 2019 Plan:

	Time RSU	Comments

Variable
Stock price (USD)	2.66	Stock price of Atento S.A. in USD at grant date June 3, 2019
Strike price (USD)	0.01	For valuation purposes set to 0.01
Time (years)	2.5	Time to vest as per the contract
Risk free rate	1.77%	USD risk free rate obtained from Bloomberg
Expected volatility	26.74%	Assumption is made to base volatility on the average volatility of main competitors because Atento S.A. itself is listed in October 2014
Dividend yield	0.01%	Assumption is made here that no dividends will be paid out as this is not in the line of expectations
Value RSU in USD	2.65

The Time RSU reflects the fact that 100% of the Time RSUs will vest on January 3, 2022.

The 2020 Plan – Board and Extraordinary:

	Time RSU	Comments

Variable
Stock price (USD)	2.99	Stock price of Atento S.A. in USD at grant date March 2, 2020
Strike price (USD)	0.01	For valuation purposes set to 0.01
Time (years)	1	Time to vest as per the contract

The Time RSU reflects the fact that 100% of the Time RSUs will vest on January 4, 2021.

	Stock Options (SOP)	Comments

Variable
Stricke price (USD)	8.35	Strike price of Atento S.A. in USD at grant date August 3, 2020
Time (years)	3	Time to vest as per the contract 1/3 each year for 2020 Plan
Time (years)	3	Time to vest as per the contract for Extraordinary SOP

c) Outstanding RSUs

On July 28, 2020, a Reverse Share Split occurred according to the Company’s Extraordinary General Meeting of Shareholders. The Company’s shareholders have approved a conversion of the Company’s entire share capital of 75,406,357 ordinary shares into 15,000,000 ordinary shares, without nominal value, using a ratio of conversion of 5.027090466672970, impacting in the number of RSUs agreed in the signed contract on the Grant date of the plans in force until that time.

As of December 31, 2020, there are 105,728 Time RSUs outstanding related to 2018 Grant, 37,981 Time RSUs outstanding related to 2019 – Plan 5Y Grant, 424,373 Time RSUs outstanding related to 2019 Grant and 30,604 and 3,327 Time RSUs outstanding related to 2020 Board and Extraordinary Grant. Holders of RSUs will receive the equivalent in shares of Atento S.A. without cash settlement of stock values when the RSUs vest.

The 2017 Plan	Time RSU
Outstanding December 31, 2019	443,490
Vested	(443,490)
Outstanding December 31, 2020	-

The 2018 Plan	Time RSU
Outstanding December 31, 2019	647,215
Forfeited (*)	(115,830)
Outstanding December 31, 2020	531,385
Outstanding December 31, 2020 after Reverse Split (**)	105,728

The 2019 Plan – Board and Extraordinary	Time RSU
Outstanding December 31, 2019	813,842
Vested	(813,842)
Outstanding December 31, 2020	-

The 2019 Plan – 5 Years	Time RSU
Outstanding December 31, 2019	238,663
Vested	(47,733)
Outstanding December 31, 2020	190,930
Outstanding December 31, 2020 after Reverse Split (**)	37,981

The 2019 Plan	Time RSU
Outstanding December 31, 2019	2,622,843
Forfeited (*)	(484,401)
Outstanding December 31, 2020	2,138,442
Outstanding December 31, 2020 after Reverse Split (**)	424,373

The 2020 Plan – Board and Extraordinary	Time RSU
Outstanding December 31, 2019	170,568
Forfeited (*)	-
Outstanding December 31, 2020	170,568
Outstanding December 31, 2020 after Reverse Split (**)	33,931

The 2020 Plan – Stock Option	SOP
Granted August 3, 2020	1,524,065
Forfeited (*)	(16,547)
Outstanding December 31, 2020	1,507,518

The 2020 Plan – Performance Award	Performance Award
Granted August 3, 2020	4,305,100
Forfeited (*)	(48,800)
Outstanding December 31, 2020	4,256,300

The 2020 Plan – Performance Award (Potential Matching Shares)	SOP (Matching Shares)
Calculated by August 3, 2020	2,152,550
Forfeited (*)	(24,400)
Outstanding December 31, 2020	2,128,150

The 2020 Plan – Extraordinary SOP	SOP
Granted August 3, 2020	195,000
Forfeited (*)	-
Outstanding December 31, 2020	195,000

(*) RSUs are forfeited during the year due to employees failing to satisfy the service conditions.
(**) Number of RSUs converted by the ratio of 5.027090466672970.

The 2017 Plan	Time RSU
Country	Balance December 31, 2018	Transfer	Forfeited	Vested	Balance December 31, 2019
Brazil	71,497	-	-	-	71,497
Chile	66,028	-	-	-	66,028
Spain	69,398	43,915	(41,418)	-	71,895
United States	608,770	(43,915)	(95,718)	(235,067)	234,070
Total	815,693	-	(137,136)	(235,067)	443,490

The 2018 Plan	Time RSU
Country	Balance December 31, 2018	Transfer	Forfeited	Vested	Balance December 31, 2019
Argentina	27,244	-	-	-	27,244
Brazil	282,743	(3,680)	(58,962)	-	220,101
Chile	70,009	-	(4,195)	-	65,814
Colombia	21,049	-	-	-	21,049
Spain	105,168	68,591	(48,864)	-	124,895
Mexico	60,736	-	(5,025)	-	55,711
Peru	20,306	-	-	-	20,306
United States	472,965	(64,911)	(195,595)	(100,364)	112,095
Total	1,060,220	-	(312,641)	(100,364)	647,215

The 2019 Plan – Board and Extraordinary	Time RSU
Country	Balance December 31, 2018	Granted	Balance December 31, 2019	Vested	Balance December 31, 2020
United States	-	813,842	813,842	(813,842)	-
Total	-	813,842	813,842	(813,842)	-

The 2019 Plan – 5 Year	Time RSU
Country	Balance December 31, 2018	Granted	Balance December 31, 2019	Vested	Balance December 31, 2020
Atento Luxembourg	-	238,663	238,663	(47,733)	190,930
Total	-	238,663	238,663	(47,733)	190,930

The 2019 Plan	Time RSU
Country	Balance December 31, 2018	Granted	Additional Grant	Forfeited	Balance December 31, 2019
Argentina	-	108,352	-	-	108,352
Brazil	-	889,108	400,000	(174,050)	1,115,058
Chile	-	147,021	-	(9,825)	137,196
Colombia	-	53,972	-	-	53,972
Spain	-	478,473	133,212	(112,838)	498,847
Guatemala	-	-	100,000	-	100,000
Mexico	-	219,963	-	(5,471)	214,492
Peru	-	61,175	-	-	61,175
United States	-	602,602	-	(268,851)	333,751
Total	-	2,560,666	633,212	(571,035)	2,622,843

The 2020 Plan – Board and Extraordinary	Time RSU
Country	Balance December 31, 2019	Granted	Balance December 31, 2020	Balance December 31, 2020 after Reverse Split (*)
United States	-	16,722	16,722	3,327
Total	-	16,722	16,722	3,327

The 2020 Plan – Board and Extraordinary	Time RSU
Country	Balance December 31, 2019	Granted	Balance December 31, 2020	Balance December 31, 2020 after Reverse Split (*)
Atento Luxembourg	-	153,846	153,846	30,604
Total	-	153,846	153,846	30,604

The 2020 Plan – Stock Option	SOP
Country	Balance December 31, 2019	Granted	Transfer	Forfeited	Balance December 31, 2020
Argentina	-	49,355	-	-	49,355
Brazil	-	419,138	-	(16,547)	402,591
Colombia	-	21,242	-	-	21,242
Spain	-	226,740	-	-	226,740
Mexico	-	38,472	-	-	38,472
Peru	-	19,439	(8,058)	-	11,381
Chile	-	-	8,058	-	8,058
Guatemala	-	63,456	-	-	63,456
El Salvador	-	1,611	-	-	1,611
United States	-	684,612	-	-	684,612
Total	-	1,524,065	-	(16,547)	1,507,518

The 2020 Plan – Performance Award	Performance Award
Country	Balance December 31, 2019	Granted	Transfer	Forfeited	Balance December 31, 2020
Argentina	-	152,500	-	-	152,500
Brazil	-	1,693,200	-	(48,800)	1,644,400
Colombia	-	158,200	-	-	158,200
Spain	-	972,200	-	-	972,200
Mexico	-	194,500	-	-	194,500
Peru	-	156,800	(60,000)	-	96,800
Chile	-	-	60,000	-	60,000
Guatemala	-	157,500	-	-	157,500
El Salvador	-	16,000	-	-	16,000
United States	-	804,200	-	-	804,200
Total	-	4,305,100	-	(48,800)	4,256,300

The 2020 Plan – Performance Award (Potential Matching Shares)	SOP (Matching Shares)
Country	Balance December 31, 2019	Granted	Transfer	Forfeited	Balance December 31, 2020
Argentina	-	76,250	-	-	76,250
Brazil	-	846,600	-	(24,400)	822,200
Colombia	-	79,100	-	-	79,100
Spain	-	486,100	-	-	486,100
Mexico	-	97,250	-	-	97,250
Peru	-	78,400	(30,000)	-	48,400
Chile	-	-	30,000	-	30,000
Guatemala	-	78,750	-	-	78,750
El Salvador	-	8,000	-	-	8,000
United States	-	402,100	-	-	402,100
Total	-	2,152,550	-	(24,400)	2,128,150

The 2020 Plan – Extraordinary SOP	Time RSU
Country	Balance December 31, 2019	Granted	Balance December 31, 2020
Brazil	-	195,000	195,000
Total	-	195,000	195,000

(*) Number of RSUs converted by the ratio of 5.027090466672970.

d) Impacts in Profit or Loss

In 2020, 4,723 thousand U.S. dollars (7,302 thousand U.S. dollars in 2019 and 6,417 thousand U.S. dollars in 2018) related to stock-based compensation were recorded as employee benefit expenses.